SELECTED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2013
Stockholders Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]
NOTE 10:-	SELECTED STATEMENTS OF COMPREHENSIVE LOSS

General and administrative:

	Year ended December 31, 2013	Year ended December 31, 2012	Period from August 11, 2011 (inception date) to December 31, 2013

Payroll, office and related	$1,553,680	$1,038,998	$2,710,719
Legal and professional fees	1,342,073	310,256	1,691,106
Stock-based compensation	2,388,415	390,403	2,778,818
Issuance of Common Stock and warrants to service provider	1,011,370	437,499	1,448,869

Total General and administrative	$6,295,538	$2,177,156	$8,629,512